General and administrative expenses	12 Months Ended
Dec. 31, 2017
General And Administrative Expenses
General and administrative expenses
in € thousand	2015	2016	2017

Personnel expenses	309	1,134	2,948
Legal, consulting and audit fees	86	394	1,478
Other expenses	43	316	712
General and administrative expenses	438	1,844	5,138